Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Long-Term Debt

	September 30, 2017	December 31, 2016
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2019	222,414	291,764
Norwegian Kroner Bonds due through 2019	278,803	256,927
U.S. Dollar-denominated Term Loans due through 2021	88,810	112,406
U.S. Dollar-denominated Term Loans due through 2028	2,070,215	2,109,926
U.S. Dollar Non-Public Bonds due through 2024	162,659	166,680
U.S. Dollar Bonds due through 2019	300,000	300,000
Total principal	3,122,901	3,237,703
Less debt issuance costs and other	(45,348)	(54,809)
Total debt	3,077,553	3,182,894
Less current portion	(731,326)	(586,892)
Long-term portion	2,346,227	2,596,002